Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Common Stock
7. Common Stock
The holders of common stock are entitled to one vote per share on all matters to be voted on by the stockholders of Apexigen. Subject to the preferences that may be applicable to any outstanding shares of the convertible preferred stock, the holders of the common stock are entitled to receive ratably such dividends, if any, as the Board may declare. The Board has declared no dividends to date.

At June 30, 2022, Apexigen has reserved the following shares of common stock for the following purposes:

Series A-1 convertible preferred stock outstanding, as converted	39,196,116
Series A-2 convertible preferred stock outstanding, as converted	12,625,343
Series B convertible preferred stock outstanding, as converted	14,218,546
Series C convertible preferred stock outstanding, as converted	79,090,623
Options issued and outstanding	33,755,492
Options available for future grants	9,048,183
Common stock warrants	102,998
Series A-2 preferred stock warrant	27,419

Total common stock reserved for issuance	188,064,720

7. Common Stock
The holders of common stock are entitled to one vote per share on all matters to be voted on by the stockholders of Apexigen. Subject to the preferences that may be applicable to any outstanding shares of the convertible preferred stock, the holders of the common stock are entitled to receive ratably such dividends, if any, as the Board may declare. The Board has declared no dividends to date.
At December 31, 2021, Apexigen has reserved the following shares of common stock for the following purposes:

Series A-1 convertible preferred stock outstanding, as converted	39,196,116
Series A-2 convertible preferred stock outstanding, as converted	12,625,343
Series B convertible preferred stock outstanding, as converted	14,218,546
Series C convertible preferred stock outstanding, as converted	79,090,623
Options issued and outstanding	34,522,687
Options available for future grants	8,671,812
Common stock warrants	102,998
Series A-2 preferred stock warrant	27,419

Total common stock reserved for issuance	188,455,544